OTHER INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other investments
Other investments	$ 123,442,000	$ 128,582,000
Mr. P. Fattouche and Mr. M. Fattouche
Other investments
Loan granted		90,000,000
Interest accrued	4,100,000	400,000
Mr. P. Fattouche and Mr. M. Fattouche | K-Telecom
Other investments
Percentage of noncontrolling interest		20.00%
Common stock
Other investments
Other investments	9,498,000	9,763,000
Loans receivable | Mr. P. Fattouche and Mr. M. Fattouche
Other investments
Annual interest rate (as a percent)	6.00%
Other investments	92,700,000	91,503,000
Promissory notes 2009 | Sistema
Other investments
Annual interest rate (as a percent)	0.00%
Other investments	19,209,000	20,293,000
Promissory notes 2010 | Sistema
Other investments
Annual interest rate (as a percent)	0.00%
Other investments		4,162,000
Other investments
Other investments
Other investments	$ 2,035,000	$ 2,861,000